Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K of the Exchange Act, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to Compensation Discussion and Analysis above.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for the PEO ($)(1)(2)	Compensation Actually Paid to the PEO ($)(3)	Average Summary Compensation Table Total for the Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to the Non-PEO NEOs ($)(3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net Income (Loss) ($ in thousands)(6)	Non-GAAP Adjusted EBITDA ($ in thousands)(7)

2024	15,406,922	30,904,810	1,101,159	978,020	236.40	162.79	(4,987)	(6,350)
2023	9,657,628	15,184,662	1,310,110	1,858,109	141.64	131.92	(69,752)	(25,783)
2022	2,155,099	(7,771,695)	1,347,796	649,506	84.81	103.62	(69,319)	(18,845)
2021	1,124,454	1,928,070	516,345	1,617,502	171.67	162.45	(75,799)	(17,793)
2020	8,220,228	55,524,053	447,781	1,024,510	204.26	142.50	(36,562)	(12,453)

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote	Savneet Singh served as the principal executive officer (“PEO”) of the Company for 2020, 2021, 2022, 2023, and 2024.The dollar amounts reported as total compensation for the Company’s PEO and the average of the amounts reported for the Company’s other NEOs as a group (excluding the PEO) for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – 2024 Summary Compensation Table” of this Proxy Statement and the Company’s proxy statements for 2020, 2021, and 2022. The names of each of the NEOs (excluding the PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, 2023, and 2022, Bryan A. Menar, Cathy King, Raju Malhotra, and Michael Nelson; (ii) for 2021, Bryan A. Menar, Raju Malhotra, Michael Nelson, and Matthew R. Cicchinelli; and (iii) for 2020, Bryan A. Menar and Matthew R. Cicchinelli.
Peer Group Issuers, Footnote	Represents the peer group TSR. The peer group used for this purpose is the Russell 2000 Technology Index.
PEO Total Compensation Amount	$ 15,406,922	$ 9,657,628	$ 2,155,099	$ 1,124,454	$ 8,220,228
PEO Actually Paid Compensation Amount	$ 30,904,810	15,184,662	(7,771,695)	1,928,070	55,524,053
Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEOs’ total reported compensation and non-PEO NEOs’ average total reported compensation for each year to determine the compensation actually paid:

2024 Adjustments	PEO ($)	Average for Non-PEO NEOs ($)

Reported Summary Compensation Table Total	15,406,922	1,101,159
Less, value of Stock Awards and Option Awards reported in Summary Compensation Table	(13,841,184)	(567,621)
Plus, year-end fair value of outstanding and unvested equity awards granted during the year	22,827,604	746,249
Plus (less), change in fair value from prior year-end to fiscal year-end of outstanding and unvested equity awards granted during prior years	6,305,547	225,146
Plus, fair value as of vesting date of equity awards granted in fiscal year than vested during the fiscal year	—	23,263
Plus (less), change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested during the year	205,921	(6,992)
Less, fair value as of prior year-end of equity awards granted in prior years that failed to meet vesting conditions during the fiscal year	—	(543,184)
Equals, Compensation Actually Paid	30,904,810	978,020

Non-PEO NEO Average Total Compensation Amount	$ 1,101,159	1,310,110	1,347,796	516,345	447,781
Non-PEO NEO Average Compensation Actually Paid Amount	$ 978,020	1,858,109	649,506	1,617,502	1,024,510
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEOs’ total reported compensation and non-PEO NEOs’ average total reported compensation for each year to determine the compensation actually paid:

2024 Adjustments	PEO ($)	Average for Non-PEO NEOs ($)

Reported Summary Compensation Table Total	15,406,922	1,101,159
Less, value of Stock Awards and Option Awards reported in Summary Compensation Table	(13,841,184)	(567,621)
Plus, year-end fair value of outstanding and unvested equity awards granted during the year	22,827,604	746,249
Plus (less), change in fair value from prior year-end to fiscal year-end of outstanding and unvested equity awards granted during prior years	6,305,547	225,146
Plus, fair value as of vesting date of equity awards granted in fiscal year than vested during the fiscal year	—	23,263
Plus (less), change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested during the year	205,921	(6,992)
Less, fair value as of prior year-end of equity awards granted in prior years that failed to meet vesting conditions during the fiscal year	—	(543,184)
Equals, Compensation Actually Paid	30,904,810	978,020

Compensation Actually Paid vs. Total Shareholder Return
Compensation actually paid is significantly influenced by changes in our stock price and has thus varied from year to year. In particular, compensation actually paid in 2024 was heavily influenced by our stock price increasing 69% from the beginning to the end of the year, which in turn had a meaningful positive impact on the value of our NEOs’ equity awards that year (including an increase of the estimated earn out level of in-progress relative TSR PRSUs).

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Compensation actually paid is significantly influenced by changes in our stock price and has thus varied from year to year. In particular, compensation actually paid in 2024 was heavily influenced by our stock price increasing 69% from the beginning to the end of the year, which in turn had a meaningful positive impact on the value of our NEOs’ equity awards that year (including an increase of the estimated earn out level of in-progress relative TSR PRSUs).

Tabular List, Table

Most Important Financial Performance Measures

Non-GAAP Adjusted EBITDA (Total Company)
Annual Recurring Revenue (ARR)
Non-GAAP Adjusted EBITDA (R/R Segment)

Total Shareholder Return Amount	$ 236.40	141.64	84.81	171.67	204.26
Peer Group Total Shareholder Return Amount	162.79	131.92	103.62	162.45	142.50
Net Income (Loss)	$ (4,987,000)	$ (69,752,000)	$ (69,319,000)	$ (75,799,000)	$ (36,562,000)
Company Selected Measure Amount	(6,350,000)	(25,783,000)	(18,845,000)	(17,793,000)	(12,453,000)
PEO Name	Savneet Singh
Additional 402(v) Disclosure	The dollar amounts reported as “compensation actually paid” to the PEO and the average amount reported as “compensation actually paid” to the NEOs as a group (excluding the PEO), are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEOs and NEOs during the applicable year. The valuation methodologies and assumptions used when calculating the equity values included in compensation actually paid are not materially different than those used when calculating the amounts included in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEOs’ total reported compensation and non-PEO NEOs’ average total reported compensation for each year to determine the compensation actually paid:

2024 Adjustments	PEO ($)	Average for Non-PEO NEOs ($)

Reported Summary Compensation Table Total	15,406,922	1,101,159
Less, value of Stock Awards and Option Awards reported in Summary Compensation Table	(13,841,184)	(567,621)
Plus, year-end fair value of outstanding and unvested equity awards granted during the year	22,827,604	746,249
Plus (less), change in fair value from prior year-end to fiscal year-end of outstanding and unvested equity awards granted during prior years	6,305,547	225,146
Plus, fair value as of vesting date of equity awards granted in fiscal year than vested during the fiscal year	—	23,263
Plus (less), change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested during the year	205,921	(6,992)
Less, fair value as of prior year-end of equity awards granted in prior years that failed to meet vesting conditions during the fiscal year	—	(543,184)
Equals, Compensation Actually Paid	30,904,810	978,020
	Cumulative TSR is calculated by dividing (a) the sum of (i) the cumulative amount of dividends on our common stock for the measurement period (if any), assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted EBITDA (Total Company)
Non-GAAP Measure Description	The dollar amounts reported represent the amount of adjusted EBITDA reflected in the Company’s audited financial statements for the applicable year (see “Compensation Discussion and Analysis—2024 Executive Compensation Program—Short-Term Incentive Compensation” above for more information). For 2024, adjusted EBITDA excludes income from discontinued operations related to the divestiture of PAR Government Systems Corporation.
Measure:: 2
Pay vs Performance Disclosure
Name	Annual Recurring Revenue (ARR)
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted EBITDA (R/R Segment)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,841,184)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,827,604
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,305,547
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	205,921
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(567,621)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	746,249
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	225,146
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,263
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,992)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (543,184)